LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

7. LEASES

The Company adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. The Company elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. In addition, adoption of the new standard resulted in the recording of right of use assets and associated lease liabilities of approximately $1 million each as of January 1, 2019.

Operating lease expense for the years ended December 31, 2024, 2023 and 2022 was $325,412, $283,342 and $329,595, respectively.

Supplemental balance sheet information related to leases is as follows:

	Location on Face of	December 31,
	Balance Sheet	2024
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$1,830,544

Current operating lease liabilities	Operating lease liabilities - current	$166,122
Noncurrent operating lease liabilities	Operating lease liabilities	1,667,556

Total operating lease liabilities		$1,833,678

Weighted average remaining lease term (in years):
Operating leases		15.42

Weighted discount rate:
Operating leases		4.17%

Maturities of lease liabilities were as follows:

For the year ended December 31,	Operating lease
2025	$240,176
2026	233,792
2027	242,892
2028	158,195
Thereafter	1,406,396
Total	$2,281,451
Less: amount representing interest	447,773
Present value of future minimum lease payments	1,833,678
Less: Current obligations	166,122
Long-term obligations	$1,667,556

As of December 31, 2024 and 2023, the Company has additional operating lease commitments that have not yet commenced of approximately $0 and $0.